Retirement Benefit Plans - Amounts Included in Consolidated Balance Sheets from Obligation in Respect of Defined Benefit Plans (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of defined benefit plans [abstract]
Present value of funded defined benefit obligations	$ 33,599		$ 35,502
Fair value of plan assets	(36,580)		(36,605)
Funded status - surplus	(2,981)		(1,103)
Net defined benefit liabilities	2,285	$ 74	2,288
Net defined benefit assets	(5,266)	$ (171)	(3,391)
Defined benefit obligation	$ (2,981)		$ (1,103)	$ 42	$ 1,377